Convertible Preferred Stock - Schedule of Company's outstanding convertible preferred stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2020	Nov. 30, 2020	Feb. 28, 2019	Jan. 31, 2019	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Original Issue Price				$ 8.2482
Shares Authorized	98,234,236				98,234,236	98,234,236	98,234,236
Shares Outstanding	97,611,343				97,611,343	97,611,343	97,611,343
Net Carrying Value	$ 487,918				$ 487,918	$ 487,918	$ 487,918
Liquidation Preference	$ 495,411				$ 495,411	$ 495,411	$ 495,411
Series Seed [Member]
Temporary Equity [Line Items]
Original Issue Price					$ 0.6168	$ 0.6168	$ 0.6168
Shares Authorized	8,242,152				8,242,152	8,242,152	8,242,152
Shares Outstanding	8,242,152				8,242,152	8,242,152	8,242,152
Net Carrying Value	$ 3,943				$ 3,943	$ 3,943	$ 3,943
Liquidation Preference	$ 5,084				$ 5,084	$ 5,084	$ 5,084
Series A [Member]
Temporary Equity [Line Items]
Original Issue Price					$ 0.6168	$ 0.6168	$ 0.6168
Shares Authorized	12,015,184				12,015,184	12,015,184	12,015,184
Shares Outstanding	11,963,567				11,963,567	11,963,567	11,963,567
Net Carrying Value	$ 5,240				$ 5,240	$ 5,240	$ 5,240
Liquidation Preference	$ 7,379				$ 7,379	$ 7,379	$ 7,379
Series B [Member]
Temporary Equity [Line Items]
Original Issue Price					$ 1.4642	$ 1.4642	$ 1.4642
Shares Authorized	10,789,890				10,789,890	10,789,890	10,789,890
Shares Outstanding	10,682,797				10,682,797	10,682,797	10,682,797
Net Carrying Value	$ 15,545				$ 15,545	$ 15,545	$ 15,545
Liquidation Preference	$ 15,642				$ 15,642	$ 15,642	$ 15,642
Series C [Member]
Temporary Equity [Line Items]
Original Issue Price					$ 2.8394	$ 2.8394	$ 2.8394
Shares Authorized	13,295,062				13,295,062	13,295,062	13,295,062
Shares Outstanding	13,030,922				13,030,922	13,030,922	13,030,922
Net Carrying Value	$ 36,917				$ 36,917	$ 36,917	$ 36,917
Liquidation Preference	$ 37,000				$ 37,000	$ 37,000	$ 37,000
Series C-1 [Member]
Temporary Equity [Line Items]
Original Issue Price					$ 3.7244	$ 3.7244	$ 3.7244
Shares Authorized	7,273,640				7,273,640	7,273,640	7,273,640
Shares Outstanding	7,273,640				7,273,640	7,273,640	7,273,640
Net Carrying Value	$ 27,003				$ 27,003	$ 27,003	$ 27,003
Liquidation Preference	$ 27,090				$ 27,090	$ 27,090	$ 27,090
Series D [Member]
Temporary Equity [Line Items]
Original Issue Price			$ 8.2482	$ 8.2482	$ 8.2482	$ 8.2482	$ 8.2482
Shares Authorized	17,173,437				17,173,437	17,173,437	17,173,437
Shares Outstanding	16,973,394				16,973,394	16,973,394	16,973,394
Net Carrying Value	$ 136,618				$ 136,618	$ 136,618	$ 136,618
Liquidation Preference	$ 140,000				$ 140,000	$ 140,000	$ 140,000
Series D-1 [Member]
Temporary Equity [Line Items]
Original Issue Price					$ 10.6703	$ 10.6703	$ 10.6703
Shares Authorized	4,518,724				4,518,724	4,518,724	4,518,724
Shares Outstanding	4,518,724				4,518,724	4,518,724	4,518,724
Net Carrying Value	$ 48,146				$ 48,146	$ 48,146	$ 48,146
Liquidation Preference	$ 48,216				$ 48,216	$ 48,216	$ 48,216
Series D-2 [Member]
Temporary Equity [Line Items]
Original Issue Price					$ 7.2738	$ 7.2738	$ 7.2738
Shares Authorized	12,373,174				12,373,174	12,373,174	12,373,174
Shares Outstanding	12,373,174				12,373,174	12,373,174	12,373,174
Net Carrying Value	$ 89,638				$ 89,638	$ 89,638	$ 89,638
Liquidation Preference	$ 90,000				$ 90,000	$ 90,000	$ 90,000
Series E [Member]
Temporary Equity [Line Items]
Original Issue Price	$ 9.9578	$ 9.9578			$ 9.9578	$ 9.9578	$ 9.9578
Shares Authorized	12,552,973				12,552,973	12,552,973	12,552,973
Shares Outstanding	12,552,973				12,552,973	12,552,973	12,552,973
Net Carrying Value	$ 124,868				$ 124,868	$ 124,868	$ 124,868
Liquidation Preference	$ 125,000				$ 125,000	$ 125,000	$ 125,000